BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2019
Basis Of Presentation
Subsidiaries
Name	Place of Incorporation	Ownership Percentage
First Mining Gold Corp.	Canada	Parent
Gold Canyon Resources Inc. (“Gold Canyon”)	Canada	100%
Goldlund Resources Inc. (“Goldlund”)	Canada	100%
Coastal Gold Corp. (“Coastal Gold”)	Canada	100%
Cameron Gold Operations Ltd. (“Cameron Gold”)	Canada	100%
PC Gold Inc. (“PC Gold”)	Canada	100%
Clifton Star Resources Inc. (“Clifton”)	Canada	100%